Goodwill	12 Months Ended
Dec. 31, 2022
Intangible Assets [Abstract]
Goodwill	Goodwill

(CAD$ in millions)	Steelmaking Coal Operations	Quebrada Blanca	Total
January 1, 2021	$702	$391	$1,093
Changes in foreign exchange rates	—	(2)	(2)
December 31, 2021	$702	$389	$1,091
Changes in foreign exchange rates	—	27	27
December 31, 2022	$702	$416	$1,118

The results of our annual goodwill impairment analysis and key assumptions used in the analysis are outlined in Notes 8(b) and 8(c).